Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	64 Months Ended	94 Months Ended	99 Months Ended	101 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000210490
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	50.52%	(1.22%)				13.59%
C000210491
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	57.53%	(0.80%)				13.72%
C000176824
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000176826
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000176825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000224371
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000205755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	3.82%	3.08%			3.88%
C000205756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	5.99%	3.04%			3.70%
C000180737
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000180741
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000180738
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000233648
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	(12.27%)	9.10%		4.06%
C000233647
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	(8.64%)	9.78%		4.47%
C000192441
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000192443
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000192442
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000233646
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000233650
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	(1.18%)	11.91%		7.69%
C000233649
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	2.99%	12.62%		8.13%
C000192444
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000192446
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000192445
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000207658
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000207659
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000207660
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000217746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	3.37%	2.24%	2.00%
C000217747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	4.48%	2.08%	1.79%
C000217745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000217748
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Without Sales Load [Member] | C000210490
Average Annual Return [Line Items]
Average Annual Return, Percent	59.74%	(0.04%)				14.39%
Without Sales Load [Member] | C000210491
Average Annual Return [Line Items]
Average Annual Return, Percent	58.53%	(0.80%)				13.72%
Without Sales Load [Member] | C000176824
Average Annual Return [Line Items]
Average Annual Return, Percent	60.22%	0.32%				14.71%
Without Sales Load [Member] | C000176826
Average Annual Return [Line Items]
Average Annual Return, Percent	60.17%	0.24%				14.61%
Without Sales Load [Member] | C000176825
Average Annual Return [Line Items]
Average Annual Return, Percent	59.76%	0.00%				14.32%
Without Sales Load [Member] | C000224371
Average Annual Return [Line Items]
Average Annual Return, Percent	60.23%	0.31%				14.70%
Without Sales Load [Member] | C000205755
Average Annual Return [Line Items]
Average Annual Return, Percent	7.90%	3.88%			4.36%
Without Sales Load [Member] | C000205756
Average Annual Return [Line Items]
Average Annual Return, Percent	6.99%	3.04%			3.70%
Without Sales Load [Member] | C000180737
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%	4.16%			4.60%
Without Sales Load [Member] | C000180741
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%	4.09%			4.54%
Without Sales Load [Member] | C000180738
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%	3.80%			4.24%
Without Sales Load [Member] | C000233648
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.90%)	10.40%		4.85%
Without Sales Load [Member] | C000233647
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.64%)	9.78%		4.47%
Without Sales Load [Member] | C000192441
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.59%)	10.79%		5.24%
Without Sales Load [Member] | C000192443
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.74%)	10.68%		5.14%
Without Sales Load [Member] | C000192442
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.89%)	10.47%		4.89%
Without Sales Load [Member] | C000233646
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.59%)	10.79%		5.24%
Without Sales Load [Member] | C000233650
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%	13.25%		8.51%
Without Sales Load [Member] | C000233649
Average Annual Return [Line Items]
Average Annual Return, Percent	3.99%	12.62%		8.13%
Without Sales Load [Member] | C000192444
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%	13.61%		8.89%
Without Sales Load [Member] | C000192446
Average Annual Return [Line Items]
Average Annual Return, Percent	5.03%	13.45%		8.78%
Without Sales Load [Member] | C000192445
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%	13.26%		8.52%
Without Sales Load [Member] | C000207658
Average Annual Return [Line Items]
Average Annual Return, Percent	9.21%	5.82%					4.30%
Without Sales Load [Member] | C000207659
Average Annual Return [Line Items]
Average Annual Return, Percent	9.11%	5.74%					4.25%
Without Sales Load [Member] | C000207660
Average Annual Return [Line Items]
Average Annual Return, Percent	8.94%	5.49%					3.99%
Without Sales Load [Member] | C000217746
Average Annual Return [Line Items]
Average Annual Return, Percent	6.00%	2.75%	2.49%
Without Sales Load [Member] | C000217747
Average Annual Return [Line Items]
Average Annual Return, Percent	5.48%	2.08%	1.79%
Without Sales Load [Member] | C000217745
Average Annual Return [Line Items]
Average Annual Return, Percent	6.29%	3.10%	2.83%
Without Sales Load [Member] | C000217748
Average Annual Return [Line Items]
Average Annual Return, Percent	6.42%	2.57%	2.36%
AMERICAN BEACON INDEX: S&P 500 TR (DVK7)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.16%	16.64%				14.48%
AMERICAN BEACON INDEX: S&P 500 TR (DVK7)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.16%	16.64%				14.48%
AMERICAN BEACON INDEX: S&P 500 TR (DVK7)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.16%	16.64%				14.48%
AMERICAN BEACON INDEX: S&P 500 TR (DVK7)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.16%	16.64%				14.48%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.16%	16.64%				14.48%
AMERICAN BEACON INDEX: S&P 500 TR (DVK7)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.16%	16.64%				14.48%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	6.15%	0.26%			2.12%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	6.15%	0.26%			2.12%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	6.15%	0.26%			2.12%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	6.15%	0.26%			2.12%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	6.15%	0.26%			2.12%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.16%	16.64%		14.29%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.16%	16.64%		14.29%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.16%	16.64%		14.29%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.16%	16.64%		14.29%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.16%	16.64%		14.29%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.16%	16.64%		14.29%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.16%	16.64%		14.29%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.16%	16.64%		14.29%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.16%	16.64%		14.29%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.16%	16.64%		14.29%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	15.16%	16.64%		14.29%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.08%	(0.73%)					1.76%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.08%	(0.73%)					1.76%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.08%	(0.73%)					1.76%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	6.15%	0.26%	0.60%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	6.15%	0.26%	0.60%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	6.15%	0.26%	0.60%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	6.15%	0.26%	0.60%
AMERICAN BEACON INDEX: ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return, Percent	4.92%	2.83%			2.51%
AMERICAN BEACON INDEX: ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return, Percent	4.92%	2.83%			2.51%
AMERICAN BEACON INDEX: ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return, Percent	4.92%	2.83%			2.51%
AMERICAN BEACON INDEX: ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return, Percent	4.92%	2.83%			2.51%
AMERICAN BEACON INDEX: ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return, Percent	4.92%	2.83%			2.51%
AMERICAN BEACON INDEX: RUSSELL 2500® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	10.47%	13.96%		7.59%
AMERICAN BEACON INDEX: RUSSELL 2500® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	10.47%	13.96%		7.59%
AMERICAN BEACON INDEX: RUSSELL 2500® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	10.47%	13.96%		7.59%
AMERICAN BEACON INDEX: RUSSELL 2500® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	10.47%	13.96%		7.59%
AMERICAN BEACON INDEX: RUSSELL 2500® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	10.47%	13.96%		7.59%
AMERICAN BEACON INDEX: RUSSELL 2500® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	10.47%	13.96%		7.59%
AMERICAN BEACON INDEX: RUSSELL 3000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	13.30%	13.87%		9.10%
AMERICAN BEACON INDEX: RUSSELL 3000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	13.30%	13.87%		9.10%
AMERICAN BEACON INDEX: RUSSELL 3000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	13.30%	13.87%		9.10%
AMERICAN BEACON INDEX: RUSSELL 3000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	13.30%	13.87%		9.10%
AMERICAN BEACON INDEX: RUSSELL 3000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	13.30%	13.87%		9.10%
AMERICAN BEACON INDEX: ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	4.68%	2.76%					1.98%
AMERICAN BEACON INDEX: ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	4.68%	2.76%					1.98%
AMERICAN BEACON INDEX: ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent	4.68%	2.76%					1.98%
AMERICAN BEACON INDEX: ICE BofA 1-3 Year US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Corporate Index
Average Annual Return, Percent	6.61%	2.25%	2.47%
AMERICAN BEACON INDEX: ICE BofA 1-3 Year US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Corporate Index
Average Annual Return, Percent	6.61%	2.25%	2.47%
AMERICAN BEACON INDEX: ICE BofA 1-3 Year US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Corporate Index
Average Annual Return, Percent	6.61%	2.25%	2.47%
AMERICAN BEACON INDEX: ICE BofA 1-3 Year US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year US Corporate Index
Average Annual Return, Percent	6.61%	2.25%	2.47%